Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Cash flows from operating activities:
Net income (loss)	$ 6,610,516	$ (6,121,224)	$ (5,669,321)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	1,206,706	1,427,067	1,720,562
Bad debt expense	10,750	425,055	60,381
Share-based compensation expense	335,519	142,242	980,549
Gain on debt extinguishment-PPP Loan principal	(4,981,400)	0	0
Loss on sale of property and equipment	30,463	10,538	2,058
(Increase) decrease in:
Trade accounts receivable	(825,416)	2,361,208	2,424,912
Other receivables	(2,181,311)	46,582	(7,776)
Income taxes refundable	25,003	25,004	(726)
Inventories	795,959	995,860	(620,872)
Prepaid expenses and other assets	(76,834)	(167,803)	243,778
Other assets	70,081	(8,180)	21,473
Increase (decrease) in:
Accounts payable and accrued expenses	1,357,106	(3,040,820)	2,323,012
Accrued compensation and payroll taxes	90,464	(300,031)	(1,725,732)
Income taxes payable	(865)	(1,396)	(6,284)
Other noncurrent liabilities	(350,153)	652,761	(29,811)
Net cash provided by (used in) operating activities	2,116,588	(3,553,137)	(283,797)
Cash flows from investing activities:
Purchase of and deposits for the purchase of property and equipment	(166,227)	(120,001)	(487,554)
Investment in intangible assets	(26,640)	(48,457)	(62,843)
Net cash used in investing activities	(192,867)	(168,458)	(550,397)
Cash flows from financing activities:
Payroll taxes withheld and remitted on share-based payments	0	0	(943,355)
Principal payments on long-term debt	(312,115)	(743,057)	(510,961)
Payments for financing costs	(91,667)	(251,899)	0
Principal payments on financing lease	(5,777)	0	0
Repurchase of common stock	0	0	(1,573)
Net cash provided by (used in) financing activities	(1,932,311)	3,325,104	1,194,111
Net increase (decrease) in cash	(8,590)	(396,491)	359,917
Cash at beginning of year	140,839	537,330	177,413
Cash at end of year	132,249	140,839	537,330
Supplemental disclosure of cash flow information:
Cash payments for interest	492,547	523,292	515,995
Income taxes paid, net of refunds	(10,656)	(9,703)	30,483
Noncash investing and financing activities:
Capital expenditures accrued in accounts payable at year end	33,842	10,482	0
Pinnacle Financial Partners [Member] | Virginia Real Estate Loan and North Carolina Real Estate Loan [Member]
Cash flows from financing activities:
Proceeds from note payable	0	350,000	2,850,000
Payments on note payable to bank, revolver	0	(6,000,000)	(200,000)
North Mill Capital LLC [Member] | Revolving Credit Facility [Member]
Cash flows from financing activities:
Proceeds from note payable	58,867,884	19,540,233	0
Payments on note payable to bank, revolver	(60,390,636)	(14,551,573)	0
Paycheck Protection Program CARES Act [Member]
Cash flows from financing activities:
Proceeds from note payable	$ 0	$ 4,981,400	$ 0